EATON VANCE GROWTH TRUST The Eaton Vance Building 255 State Street Boston, MA 02109 Telephone: (617) 482-8260 Telecopy: (617) 338-8054

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Growth Trust (the "Registrant") (1933 Act File No. 2-22019) certifies (a) that the forms of prospectuses and statements of additional information dated January 1, 2006 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 93 ("Amendment No. 93") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 93 was filed electronically with the Securities and Exchange Commission on December 23, 2005 (Accession No. 0000940394-05-001402):

Eaton Vance Asian Small Companies Fund Eaton Vance Greater China Growth Fund Eaton Vance Global Growth Fund Eaton Vance Growth Fund Eaton Vance Worldwide Health Sciences Fund

EATON VANCE GROWTH TRUST

By: /s/ Alan R. Dynner

Alan R. Dynner
Secretary

Date: January 3, 2006